Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Disclosure Of Cash And Cash Equivalent Explanatory

As at December 31,	2025	2024
Cash	1,963	2,723
Short-Term Investments	777	370
	2,740	3,093